Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	May 01, 2024	Apr. 30, 2024	Nov. 01, 2023	Oct. 31, 2023	Jul. 31, 2023	May 01, 2023	Apr. 30, 2023	Nov. 01, 2022	Oct. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 69,827				$ 87,382
Derivatives	60,113				71,640
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	36	$ 20	$ 20	$ 22	22	$ 14	$ 20	$ 20	$ 50	$ 50
Derivatives	$ 223	$ 192	$ 192	$ 176	$ 176	$ 201	$ 217	$ 217	$ 234	$ 234